Note 4 - Inventories (Details) - Inventory (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory [Abstract]
Bunkers	$ 1,426,838	$ 930,630
Lubricants	1,531,828	1,530,463
Total	$ 2,958,666	$ 2,461,093